Consolidated Statement of Changes in Equity - USD ($) $ in Millions		Total	Total	Share capital [1]	Shares held in trust	Other reserves [2]	Retained earnings	Non-controlling interest
Beginning balance at Dec. 31, 2018		$ 202,538	$ 198,650	$ 685	$ (1,260)	$ 16,615	$ 182,610	$ 3,888
Comprehensive income/(loss) for the period		6,823	6,465			(2,534)	8,999	358
Transfer from other comprehensive income						(102)	102
Dividends		(7,969)	(7,699)				(7,699)	(270)
Repurchases of shares		(5,021)	(5,021)	(12)		12	(5,021)
Share-based compensation		(118)	(118)		842	(276)	(683)
Other changes in non-controlling interest		2	1				1	1
Ending balance at Jun. 30, 2019		196,254	192,278	674	(419)	13,715	178,308	3,977
Beginning balance at Dec. 31, 2019		190,463	186,476	657	(1,063)	14,451	172,431	3,987
Comprehensive income/(loss) for the period		(23,877)	(23,797)			(5,642)	(18,155)	(80)
Transfer from other comprehensive income						17	(17)
Dividends	[3]	(4,896)	(4,718)				(4,718)	(178)
Repurchases of shares		(1,214)	(1,214)	(6)		6	(1,214)
Share-based compensation		(16)	(16)		539	(324)	(231)
Other changes in non-controlling interest		(14)	426				426	(440)
Ending balance at Jun. 30, 2020		$ 160,445	$ 157,156	$ 651	$ (524)	$ 8,508	$ 148,521	$ 3,289

[1]	See Note 4 “Share capital”.
[2]	See Note 5 “Other reserves”.
[3]	The amount charged to retained earnings is based on prevailing exchange rates on payment date.